UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
May 1, 2017 to May 31, 2017
Commission File Number of issuing entity:  333-208544-04
Central Index Key Number of issuing entity:  0001694423
Nissan Auto Receivables 2017-A Owner Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor:  333-208544
Central Index Key Number of depositor:  0001129068
Nissan Auto Receivables Corporation II
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable):  0001540639
Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
David M. Lundeen, (615) 725-1664
(Name and telephone number, including area code, of the person to contact in connection with this filing)
38-7178847
(I.R.S. Employer Identification No.)
c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware                                                                                                                                                                      19890
(Address of principal executive offices of the issuing entity)  (Zip Code)
(302) 636-6194
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2a	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2b	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION
Item 1.                          Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the assets of Nissan Auto Receivables 2017-A Owner Trust (the “Issuing Entity”), including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Report.
No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by the Issuing Entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from May 1, 2017 to May 31, 2017.  Please refer to the Form ABS-15G filed by the Securitizer on January 18, 2017 for additional information.  The CIK number of the Securitizer is 0001540639.
Item 1A.                                        Asset-Level Information.
Pursuant to Items 1111(h) and 1125, Schedule AL, of Regulation AB, the asset-level data for the asset pool of the Issuing Entity included in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on June 28, 2017 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.  The additional asset-level information or explanatory language for the asset pool of the Issuing Entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.
Item 1B.                                        Asset Representations Reviewer and Investor Communication.
Nothing to report.
PART II – OTHER INFORMATION
Item 2.                          Legal Proceedings.
None.
Item 3.                          Sales of Securities and Use of Proceeds.
None.
Item 4.                          Defaults Upon Senior Securities.
None.
Item 5.                          Submission of Matters to a Vote of Security Holders.
None.
Item 6.                          Significant Obligors of Pool Assets.
Not applicable.

Item 7.                          Change in Sponsor Interest in the Securities.
None.
Item 8.                          Significant Enhancement Provider Information.
Not applicable.
Item 9.                          Other Information.
In 2011, Nissan Motor Acceptance Corporation was awarded a final, non-appealable judgment of approximately $40 million, now up to approximately $60 million with accruing interest, in a case relating to a breach of contract claim against Superior Automotive Group (“Superior”), one of Nissan Motor Acceptance Corporation’s former dealer groups, stemming from defaults on Superior’s credit lines (the “Initial Judgment”). On May 22, 2017, a jury awarded approximately $256 million in a verdict against Nissan Motor Acceptance Corporation in favor of Superior in a new trial of Superior’s lender liability tort claims against Nissan Motor Acceptance Corporation, arising out of a similar set of facts as those culminating in the Initial Judgment (the “Superior Matter”). A final judgment has not yet been entered in the Superior Matter, and the final monetary exposure from the currently un-entered 2017 verdict, if any, from the Superior Matter would be netted against the amount of the Initial Judgment. Nissan Motor Acceptance Corporation is engaging in all appropriate post-verdict and post-trial motions and plans to appeal any judgment entered on the adverse verdict.
Item 10.                                        Exhibits.
(a)	Monthly Servicer’s Certificate for the month of May 2017 –
Nissan Auto Receivables 2017-A Owner Trust.
(b)	Exhibits:	99.1 Monthly Servicer’s Certificate for the month of May 2017 – Nissan Auto Receivables 2017-A Owner Trust.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
NISSAN AUTO RECEIVABLES 2017-A OWNER TRUST

	By:	Nissan Motor Acceptance Corporation, as servicer

Date: June 29, 2017	By:	/s/ Riley A. McAndrews
Riley A. McAndrews
Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate for the month of May 2017 – Nissan Auto Receivables 2017-A Owner Trust.